Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Carrying Amounts of Goodwill and Acquired Intangible Assets Not Subject to Amortization

The carrying amounts of goodwill and acquired intangible assets not subject to amortization consist of the following (in thousands):

	As of December 31, 2012	As of December 31, 2013
Goodwill	$6,780,827	$6,780,827
Orbital locations	2,387,700	2,387,700
Trade name	70,400	70,400

Schedule of Carrying Amount and Accumulated Amortization of Acquired Intangible Assets Subject to Amortization

The carrying amount and accumulated amortization of acquired intangible assets subject to amortization consisted of the following (in thousands):

	As of December 31, 2012			As of December 31, 2013
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Backlog and other	$743,760	$(520,204)	$223,556	$743,760	$(575,045)	$168,715
Customer relationships	534,030	(106,499)	427,531	534,030	(133,970)	400,060
Technology	2,700	(2,700)	—	2,700	(2,700)	—

Total	$1,280,490	$(629,403)	$651,087	$1,280,490	$(711,715)	$568,775

Scheduled Amortization Charges for Intangible Assets	Scheduled amortization charges for the intangible assets over the next five years are as follows (in thousands):

Year	Amount
2014	$68,231
2015	60,215
2016	48,491
2017	42,254
2018	38,481